DEBT - Second Lien Notes Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 422,592	$ 396,901
Warrants outstanding (In shares) | shares	3,088,205	3,088,205
Warrants outstanding, exercise price per share (In CAD per share) | $ / shares		$ 1.30
Warrants outstanding, expiration period	5 years
Senior Notes Due May 15, 2020, Note Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 80,100,000
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	72,100,000	$ 137,097	$ 0
Debenture securing debt		$ 250,000
Borrowing, accelerated maturity, principal amount remaining	25,000,000
Second Lien Notes, Additional
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000,000
Second Lien Notes, Additional, Future Senior Note Exchanges
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 50,000,000
Stated interest rate | Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	8.50%	8.50%
Top of range | Second Lien Notes, Additional
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 40,000,000
Bottom of range | Second Lien Notes, Additional
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 30,000,000